Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended
	Jun. 07, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	Aug. 31, 2026	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026	Aug. 31, 2026
c000242877
Account Value [Line Items]
Line Graph and Table Measure Name					Running Oak Efficient Growth ETF
Accumulated Value	$ 10,000	$ 10,515	$ 10,618	$ 12,066		$ 12,205	$ 13,064	$ 14,074	$ 13,335	$ 13,219	$ 13,802	$ 13,355	$ 13,857	$ 13,115	$ 14,014
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,602	10,787	12,079		12,551	13,479	14,443	14,302	14,249	15,620	16,609	16,732	18,492	18,803
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Accumulated Value	$ 10,000	$ 10,372	$ 10,306	$ 11,377		$ 11,625	$ 12,393	$ 13,278	$ 12,803	$ 12,613	$ 13,528	$ 13,806	$ 14,847	$ 15,190	$ 16,030